Supplemental cash flow information (Schedule of detailed information about of detailed information about supplemental cash flow information) (Details) - USD ($)	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017
Supplemental Cash Flow Informations Abstract
Balance - beginning of year	$ 3,126,687	$ 2,978,751
Cash flows from financing activities:
Proceeds from issuance of convertible debentures	780,891	1,457,983
Repayments of convertible debentures	(172,198)	(662,080)	$ (581,618)
Non-cash changes:
Increase in loan principal	60,000	0
Accretion Expenses	1,517,436	2,039,344	1,358,101
Accrued interest on convertible debentures	164,243	125,328	666,245
Gain on revaluation of derivative liabilities	(343,436)	(1,094,718)	(1,614,822)
Gain on extinguishment of debt	(646)	(399,191)
Convertible debentures converted into common shares	(1,636,825)	(1,205,130)	(2,536,963)
Renewal of convertible debentures	(106,594)	(137,854)
Foreign exchange gain	(25,059)	(87,034)
Balance - end of year	$ 3,364,499	$ 3,126,687	$ 2,978,751